Property and Equipment, Net (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation		$ 905	$ 524	$ 208
Impairment charges		$ 172	$ 214
Purchase of land	$ 6,314